Quarterly Holdings Report
for
Fidelity® Series Long-Term Treasury Bond Index Fund
May 31, 2025
XS8-NPRT1-0725
1.9870218.108
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.69 to 4.88	74,617,000	45,329,828
US Treasury Bonds 1.375% 11/15/2040	1.67 to 3.49	544,763,000	339,732,080
US Treasury Bonds 1.375% 8/15/2050	4.91 to 5.03	145,300,000	69,698,594
US Treasury Bonds 1.625% 11/15/2050	4.92 to 5.04	530,900,000	272,583,969
US Treasury Bonds 1.75% 8/15/2041	1.97 to 3.63	278,340,000	180,801,400
US Treasury Bonds 1.875% 11/15/2051	3.11 to 4.80	353,820,000	191,698,572
US Treasury Bonds 1.875% 2/15/2041	1.92 to 4.40	633,606,000	426,743,538
US Treasury Bonds 1.875% 2/15/2051	2.12 to 4.79	611,705,000	334,693,436
US Treasury Bonds 2% 11/15/2041	1.83 to 4.09	915,080,000	616,713,874
US Treasury Bonds 2% 2/15/2050	1.64 to 4.99	435,249,000	249,248,060
US Treasury Bonds 2% 8/15/2051	1.90 to 4.92	835,220,000	469,289,238
US Treasury Bonds 2.25% 2/15/2052	2.17 to 5.04	1,404,440,000	836,300,132
US Treasury Bonds 2.25% 5/15/2041	1.83 to 4.45	831,582,000	591,917,473
US Treasury Bonds 2.25% 8/15/2046	3.02 to 4.03	172,941,000	110,661,973
US Treasury Bonds 2.25% 8/15/2049	2.55 to 4.83	269,047,000	164,602,115
US Treasury Bonds 2.375% 11/15/2049	4.26 to 4.94	361,492,000	226,906,833
US Treasury Bonds 2.375% 2/15/2042	2.60 to 3.32	864,460,000	615,022,660
US Treasury Bonds 2.375% 5/15/2051	1.90 to 5.08	768,174,000	475,277,658
US Treasury Bonds 2.5% 2/15/2045	2.99 to 4.23	686,749,000	472,515,507
US Treasury Bonds 2.5% 2/15/2046	3.02 to 3.12	109,718,000	74,346,803
US Treasury Bonds 2.5% 5/15/2046	3.02 to 3.43	136,970,000	92,508,253
US Treasury Bonds 2.75% 11/15/2042	1.48 to 4.32	193,274,000	144,170,324
US Treasury Bonds 2.75% 11/15/2047	3.06 to 4.90	267,357,000	185,750,452
US Treasury Bonds 2.75% 8/15/2042	3.01 to 4.15	252,260,000	189,086,606
US Treasury Bonds 2.75% 8/15/2047	2.39 to 3.20	458,264,000	319,299,021
US Treasury Bonds 2.875% 11/15/2046	3.06 to 4.65	11,125,000	8,016,953
US Treasury Bonds 2.875% 5/15/2043	2.31 to 4.03	241,482,000	182,375,509
US Treasury Bonds 2.875% 5/15/2049	1.40 to 4.92	596,099,000	418,060,991
US Treasury Bonds 2.875% 5/15/2052	3.02 to 4.82	245,380,000	168,574,144
US Treasury Bonds 2.875% 8/15/2045	3.36 to 4.04	18,732,000	13,694,116
US Treasury Bonds 3% 11/15/2044	2.99 to 3.82	172,537,000	129,968,887
US Treasury Bonds 3% 11/15/2045	1.74 to 4.48	381,862,000	284,472,274
US Treasury Bonds 3% 2/15/2047	1.89 to 3.13	489,794,000	359,979,459
US Treasury Bonds 3% 2/15/2048	1.43 to 3.88	595,209,000	432,293,785
US Treasury Bonds 3% 2/15/2049	4.13 to 4.90	376,287,000	270,985,435
US Treasury Bonds 3% 5/15/2042	3.14 to 4.13	79,079,000	61,876,229
US Treasury Bonds 3% 5/15/2045	2.33 to 4.02	158,044,000	118,421,876
US Treasury Bonds 3% 5/15/2047	1.92 to 4.50	234,862,000	172,100,636
US Treasury Bonds 3% 8/15/2048	2.39 to 4.52	203,982,000	147,424,804
US Treasury Bonds 3% 8/15/2052	3.29 to 5.04	470,480,000	331,743,536
US Treasury Bonds 3.125% 11/15/2041	1.92 to 3.03	59,163,000	47,536,084
US Treasury Bonds 3.125% 2/15/2042	2.65 to 3.99	154,840,000	123,908,291
US Treasury Bonds 3.125% 2/15/2043	3.01 to 5.01	140,221,000	110,517,153
US Treasury Bonds 3.125% 5/15/2048	1.51 to 4.93	273,142,000	202,594,543
US Treasury Bonds 3.125% 8/15/2044	1.96 to 4.20	77,966,000	60,167,824
US Treasury Bonds 3.25% 5/15/2042	3.27 to 4.64	329,100,000	266,956,666
US Treasury Bonds 3.375% 11/15/2048	3.70 to 5.19	310,991,000	240,495,657
US Treasury Bonds 3.375% 5/15/2044	2.95 to 3.01	122,930,000	99,030,680
US Treasury Bonds 3.375% 8/15/2042	4.41 to 5.15	262,860,000	216,376,905
US Treasury Bonds 3.5% 2/15/2039	1.94 to 3.84	128,034,000	113,395,112
US Treasury Bonds 3.625% 2/15/2044	1.64 to 3.82	142,857,000	119,871,532
US Treasury Bonds 3.625% 2/15/2053	3.67 to 5.08	342,780,000	273,755,355
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.00	741,700,000	591,708,560
US Treasury Bonds 3.625% 8/15/2043	1.23 to 5.02	393,132,000	331,689,769
US Treasury Bonds 3.75% 11/15/2043	3.04 to 4.82	103,069,000	88,313,224
US Treasury Bonds 3.75% 8/15/2041	2.19 to 4.60	107,358,000	94,366,005
US Treasury Bonds 3.875% 2/15/2043	4.71 to 4.92	184,400,000	161,969,470
US Treasury Bonds 3.875% 5/15/2043	4.73 to 5.28	236,000,000	206,661,094
US Treasury Bonds 3.875% 8/15/2040	4.78	189,600,000	171,017,719
US Treasury Bonds 4% 11/15/2042	3.96 to 5.22	251,320,000	225,039,390
US Treasury Bonds 4% 11/15/2052	3.60 to 4.81	387,400,000	331,544,788
US Treasury Bonds 4.125% 8/15/2044	4.60	32,200,000	28,935,976
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.07	482,900,000	422,216,825
US Treasury Bonds 4.25% 11/15/2040	2.93 to 3.12	47,867,000	45,013,678
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.72	222,500,000	198,729,003
US Treasury Bonds 4.25% 5/15/2039	3.03 to 4.73	13,257,000	12,679,595
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.72	522,300,000	467,050,453
US Treasury Bonds 4.375% 11/15/2039	4.63 to 4.83	67,400,000	64,888,297
US Treasury Bonds 4.375% 2/15/2038	2.35 to 4.41	57,424,000	56,430,295
US Treasury Bonds 4.375% 5/15/2040	3.07 to 4.75	239,923,000	230,410,427
US Treasury Bonds 4.375% 5/15/2041	2.99 to 4.79	104,568,000	99,482,564
US Treasury Bonds 4.375% 8/15/2043	4.39 to 4.72	88,670,000	82,934,159
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	604,100,000	563,889,594
US Treasury Bonds 4.5% 2/15/2036 (c)	1.69 to 4.51	114,818,000	116,221,829
US Treasury Bonds 4.5% 2/15/2044	4.74 to 4.92	450,900,000	427,615,244
US Treasury Bonds 4.5% 5/15/2038	3.97 to 4.79	29,300,000	29,182,113
US Treasury Bonds 4.5% 8/15/2039	4.14	48,244,000	47,209,392
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	219,100,000	210,438,703
US Treasury Bonds 4.625% 2/15/2040	4.62 to 4.85	30,743,000	30,403,146
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.92	668,900,000	638,050,800
US Treasury Bonds 4.625% 5/15/2044	4.74 to 4.75	341,000,000	328,292,424
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.80	473,400,000	450,303,259
US Treasury Bonds 4.75% 11/15/2043	4.52 to 4.90	383,000,000	375,504,571
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.82	757,200,000	734,779,778
US Treasury Bonds 4.75% 2/15/2037	2.93 to 2.95	28,863,000	29,626,291
US Treasury Bonds 4.75% 2/15/2041	3.79 to 4.82	110,773,000	110,145,575
US Treasury Bonds 5% 5/15/2037	1.70 to 4.22	111,927,000	117,243,533
US Treasury Notes 4.75% 2/15/2045	4.71 to 4.94	213,400,000	208,298,406
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,054,052,309)			20,997,778,784

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.32	262,577,502	262,630,017
Fidelity Securities Lending Cash Central Fund (d)(e)	4.32	95,748,220	95,757,795
TOTAL MONEY MARKET FUNDS (Cost $358,387,812)			358,387,812

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $26,412,440,121)	21,356,166,596
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(186,781,355)
NET ASSETS - 100.0%	21,169,385,241

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	253,067,874	378,408,059	368,845,916	1,118,897	-	-	262,630,017	262,577,502	0.5%
Fidelity Securities Lending Cash Central Fund	222,273,265	123,437,744	249,953,214	5,418	-	-	95,757,795	95,748,220	0.3%
Total	475,341,139	501,845,803	618,799,130	1,124,315	-	-	358,387,812

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.